TAXES ON INCOME (Reconciliation of Company's Effective Tax Rate to Statutory Tax Rate) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income before taxes on income	$ 34,960	$ 89,486	$ 93,301
Statutory tax rate in Israel	24.00%	25.00%	26.50%
Income taxes at statutory rate	$ 8,390	$ 22,372	$ 24,725
Increase (decrease) in tax expenses resulting from:
Tax benefit arising from reduced rate as an "Preferred Enterprise"	(4,832)	(11,904)	(13,232)
Non-deductible expenses, net	1,604	1,560	1,073
Adjustment for change in tax law	(1,026)
Increase (decrease) in taxes from prior years	(104)	44	(513)
Increase (decrease) in taxes resulting from tax settlement with tax authorities		(151)
Tax adjustment in respect of foreign subsidiaries' different tax rates	1,593	1,320	693
Uncertain tax position	1,453	(158)	1,034
Changes in valuation allowance	502	52	(21)
Others	(178)	(132)	84
Income tax expense	$ 7,402	$ 13,003	$ 13,843
Effective tax rate	21.00%	15.00%	15.00%
Per share amounts (basic) of the tax benefit resulting from an "Preferred Enterprise"	$ (0.14)	$ (0.34)	$ (0.38)
Per share amounts (diluted) of the tax benefit resulting from an "Preferred Enterprise"	$ (0.14)	$ (0.34)	$ (0.37)